Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate Used for the Translation

Exchange rate used for the translation as follows:

	As of
	April 30, 2025	October 31, 2024
Period end US$: RMB exchange rate	7.2706	7.1178

	For the six months ended
	April 30
	2025	2024
Period average US$: RMB exchange rate	7.2681	7.1754

Schedule of Property and Equipment	Property and equipment are depreciated on a straight-line basis over the following periods:
Office furniture	5 years
Motor Vehicle	4 years
Office equipment	2.5-5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives